Short-Term Borrowings and Long-Term Debt (Schedule of Maturities of Long-Term Debt) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Long-term debt by maturity:
2012	¥ 1,456,093
2013	1,419,535
2014	1,447,712
2015	1,156,942
2016	913,750
after 2017	6,962,696
Total	13,356,728	14,162,424
MUFG [Member]
Long-term debt by maturity:
2012	9
2013	6
2014	4
2015	2
after 2017	401,204
Total	401,225	631,390
BTMU [Member]
Long-term debt by maturity:
2012	838,774
2013	1,006,347
2014	1,088,535
2015	907,146
2016	772,680
after 2017	5,366,764
Total	9,980,246	10,497,993
Other subsidiaries [Member]
Long-term debt by maturity:
2012	617,310
2013	413,182
2014	359,173
2015	249,794
2016	141,070
after 2017	1,194,728
Total	¥ 2,975,257	¥ 3,033,041